Prepayment, Deposits and Other Receivables (Details) - 12 months ended Jun. 30, 2026	HKD ($)	USD ($)
Prepayment, Deposits and Other Receivables [Abstract]
Consulting services paid in advance	$ 3,545,811	$ 452,157